Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share
Earnings per share

Note 20—Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options and outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. In 2012, 2011 and 2010, outstanding securities representing a maximum of 56 million, 39 million and 26 million shares, respectively, were excluded from the calculation of diluted earnings per share as their inclusion would have been anti-dilutive.

Basic earnings per share:

($ in millions, except per share data in $)	2012	2011	2010
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Income from discontinued operations, net of tax	4	9	10

Net income	2,704	3,168	2,561

Weighted-average number of shares outstanding (in millions)	2,293	2,288	2,287
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.18	1.38	1.12
Income from discontinued operations, net of tax	—	—	—

Net income	1.18	1.38	1.12

Diluted earnings per share:

($ in millions, except per share data in $)	2012	2011	2010
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Income from discontinued operations, net of tax	4	9	10

Net income	2,704	3,168	2,561

Weighted-average number of shares outstanding (in millions)	2,293	2,288	2,287
Effect of dilutive securities:
Call options and shares	2	3	4

Dilutive weighted-average number of shares outstanding	2,295	2,291	2,291

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.18	1.38	1.11
Income from discontinued operations, net of tax	—	—	0.01

Net income	1.18	1.38	1.12